Business combinations - Additional Information (Detail) - EUR (€) € in Millions			4 Months Ended	5 Months Ended	12 Months Ended
	Apr. 30, 2021	May 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021
Statement [Line Items]
Non controlling interest in acquiree recognised at acquisition date				€ 24.4	€ 24.4
Midwest [Member]
Statement [Line Items]
Date of acquisition	Apr. 30, 2021
Percentage of voting equity interests acquired	60.61%
Cash transferred	€ 7.7
Non controlling interest in acquiree recognised at acquisition date	0.0
Acquisition related costs	0.4
Goodwill expected to be deductible for tax purposes	€ 0.0
Revenue of acquiree since acquisition date				16.5
Profit of acquiree since acquisition date				€ 0.5
Revenue of combined entity as if combination occurred at beginning of period					35.9
Profit of combined entity as if combination occurred at beginning of period					€ 2.5
Midwest [Member] | Put Call Option [Member]
Statement [Line Items]
Percentage of remaining non controlling interests obligated to be acquired under options	39.39%
Options expiry term	Mar. 31, 2025
Midwest [Member] | Put Option [Member]
Statement [Line Items]
Liabilities incurred	€ 5.5
System Sport GmbH [Member]
Statement [Line Items]
Date of acquisition		May 31, 2020
Percentage of voting equity interests acquired		40.00%
Cash transferred		€ 0.7
Goodwill expected to be deductible for tax purposes		€ 0.0
Revenue of acquiree since acquisition date			€ 0.5
Profit of acquiree since acquisition date			0.0
Revenue of combined entity as if combination occurred at beginning of period			1.3
Profit of combined entity as if combination occurred at beginning of period			€ 0.2
Percentage of voting equity interests held before acquisition		60.00%
Gain loss recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination		€ 0.0
Acquisition date fair value of equity interest in acquiree held by acquirer immediately before acquisition date		€ 1.7